Putnam
Global
Growth Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
December 20, 2000

REPORT FROM FUND MANAGEMENT

Robert J. Swift
Lisa H. Svensson
Kelly A. Morgan
Stephen P. Dexter
Manuel Weiss Herrero

During the 12 months ended October 31, 2000, markets shifted from unbridled optimism to mounting skepticism. As Putnam Global Growth Fund began its 2000 fiscal year on November 1, 1999, growth stocks in global markets were in the midst of an historic rally. The surge continued for several more months but began to subside early in 2000. However, while the enthusiasm of investors and the direction of markets changed course, the fundamental performance of most of the companies your fund owns did not. These companies continue to deliver rapid earnings, revenue, and unit growth. They remain leaders in their respective industries, protecting their future by successfully warding off new competition. We believe these characteristics account for your fund's gains over the past year despite recent volatility.

Total return for 12 months ended 10/31/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   9.76%   3.44%    8.95%   4.03%    8.95%   7.96%    9.22%   5.40%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* TECHNOLOGY AND TELECOMMUNICATIONS STOCKS RETREAT IN SECOND HALF

The stocks that drove the fund's strong gains for most of the first half of the fiscal year were primarily those of technology and telecommunications companies. These stocks caught the fancy of investors for a couple of reasons. Advances in the capabilities of computer networks to transmit large quantities of data were poised to attract heavy capital investment from businesses. On the consumer side, the popularity of wireless telephones has generated huge sales. Worldwide, it is estimated that more than 400 million wireless handsets will be sold in 2000, following sales of 300 million in 1999.



[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United States          61.1%

United Kingdom         10.1%

France                  8.7%

Japan                   4.6%

Netherlands             4.0%

Footnote reads:
*Based on net assets as of 10/31/00. Holdings will vary over time.


The enthusiasm for technology and telecommunications stocks peaked in March. With interest rates on the rise in the United States and Europe, markets became concerned that many of these stocks had become overvalued, and a correction set in. From March to May, the fund experienced a significant decline, primarily because of declines in the value of several Japanese technology holdings as well as QUALCOMM and Yahoo!, Inc. of the United States. To reduce the fund's risk exposure, we reduced several of its Japanese positions.

For the balance of the fiscal year, stocks in these leading growth sectors have remained volatile. As part of our investment process, we have closely monitored both earnings and revenue growth in all of our holdings and have sold a few stocks that have been disappointing. Overall, though, we believe that the business and consumer spending trends supporting these sectors remain in place.

Only in the telecommunications sector has there been a significant change in the fundamental situation. Following auctions in the United Kingdom and Germany for the next generation of wireless operating licenses, several telecommunication companies, including one of your fund's top holdings, U.K.-based Vodafone Group, were compelled to pay higher government fees. This funding question weighed on the entire sector. Following a more recent auction in Italy where fees were less burdensome, conditions have improved somewhat. We also recently added U.S. stocks Sprint PCS and Nextel based on improving fundamentals such as rising subscriber growth and rising revenues per subscriber. Although these holdings, as well as others discussed in this report, were viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FUND BROADENS EXPOSURES TO MANY SECTORS

Part of our growth-oriented investment research seeks to identify stocks that might have positive earnings surprise that can result in significant gains. During the past year, our research determined that a number of stocks in many different sectors had an increasing potential for positive earnings surprises. This finding represented a change from earlier in the fiscal year, when almost all of the possible surprises we could identify were in the technology and telecommunications sectors. As a result of this shift, we have added new holdings in a variety of sectors. While the technology sector remains the largest portion of the portfolio, we have recently been building exposure to other sectors.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone Group PLC
United Kingdom
Communication services

General Electric Co.
United States
Conglomerates

Cisco Systems, Inc.
United States
Technology

Total Fina Elf S.A.
France
Energy

Aegon N.V.
Netherlands
Financial

Sun Microsystems, Inc.
United States
Technology

Sanofi-Synthelabo S.A.
France
Health care

NTT DoCoMo
Japan
Communication services

Goldman Sachs Group, Inc.
United States
Financial

Bank of New York Company, Inc.
United States
Financial

Footnote reads:
These holdings represent 26.0% of the fund's net assets as of 10/31/00. Portfolio holdings will vary over time.


We added several consumer nondurables companies: Groupe Danone, a food company based in France; Anheuser-Busch, the U.S. beverages company; and PepsiCo, a beverage and snacks company. In the pharmaceuticals sector, we added to the fund's position in Sanofi-Synthelabo of France and established a new position in AstraZeneca in the United Kingdom. In the United States, we added Johnson & Johnson and Merck & Co. In the energy sector, we added Total Fina Elf of France and Transocean, an oil service stock based in the United States, companies that are benefiting from higher petroleum prices and increased exploration for new reserves.


SCALE ECONOMIES IN THE NEW ECONOMY

The media's image of the New Economy suggests that small companies are the leaders in identifying and exploiting new growth opportunities. Our research shows the opposite is true. Large companies, like those in which Putnam Global Growth Fund invests, derive advantages from their size, logistical capabilities, and financial muscle -- what scholars call economies of scale. After all, the new computer and telecommunications technologies are complex and expensive to implement, requiring large investments in capital and skilled technical workers. Also, as world markets become more integrated, large companies have an advantage in extending their brand images to achieve higher sales. The competition for customers requires savvy marketing and extensive customer service capabilities. We believe that your fund's holdings in large-capitalization growth stocks positions it to benefit from some of the most attractive prospects in the New Economy.


* FINANCIAL STOCKS EMERGE AS LEADERS

The financial holdings in the portfolio are primarily growing investment companies, what we call asset gatherers, because they are attracting new clients and building the amount of assets they manage. They also tend to offer a wider array of innovative services for clients, such as tax and retirement planning. This business model is attractive for a couple of reasons. Around the world, pension systems are becoming increasingly privatized, a structural change that supports the growth of these investment companies. Secondly, by offering a wider array of services, these companies build client loyalty that serves as a competitive advantage. In contrast, traditional banking and brokerage companies tend to provide uniform services that are easy for their competitors to match.

We took profits on one fund financial holding -- Marschollek, Lautenschlaeger und Partner, a German brokerage company -- following its strong performance. We recently added Goldman Sachs, the U.S.-based global investment bank. Other new holdings in this sector include Aegon, an insurance company and asset manager based in the Netherlands. Sales of variable annuities are driving Aegon's growth in new assets. We also added American International Group, Inc., a U.S. insurance company that is expanding rapidly. Also in the United States, we added Freddie Mac (FHLMC), which is achieving earnings growth as a result of favorable interest-rate trends. Finally, we have added exposure to U.S. custodial banks, such as State Street Bank and Bank of New York.

* SOLID FUNDAMENTALS SUPPORT DIVERSIFICATION

In the past several months, global markets have struggled to assign appropriate prices for many growth stocks. This effort is the normal result of higher interest rates causing a valuation correction. The markets also have tried to assess the impact of a slowing U.S. economy on earnings and revenues of growth stocks around the world. Our research suggests that aside from a few individual company disappointments, the general earnings trends supporting technology and telecommunications stocks remain strong. In addition, a variety of stocks in other sectors also have emerged as growth stocks. For that reason, we have diversified holdings across more sectors. In terms of country positions, U.S. stocks continue to represent more than half of the portfolio, while, as mentioned earlier, our Japanese weighting is smaller than it was early in the fiscal year. We believe these decisions have helped to moderate the portfolio's risk profile while positioning the fund to take advantage of growth stocks around the world.


Reflecting Putnam Global Growth Fund's solid long-term performance, Lipper, an independent rating agency, ranked the fund's class A shares in the top quartile of global funds for 10-year performance as of 10/31/00. The fund ranked in the top 23%, or 6 out of 26 global funds that were ranked.

Past performance is no guarantee of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. The fund was ranked 31 out of 120 (top 26%) for the five-year period and 32 out of 186 (top 18%) for the three-year period.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/00, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.

TOTAL RETURN FOR PERIODS ENDED 10/31/00

                     Class A         Class B         Class C        Class M
(inception dates)   (9/1/67)        (4/27/92)       (2/1/99)        (3/1/95)
                  NAV      POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year            9.76%   3.44%   8.95%   4.03%   8.95%   7.96%   9.22%   5.40%
------------------------------------------------------------------------------
5 years         136.44  122.80  127.73  125.73  127.64  127.64  130.52  122.37
Annual average   18.78   17.38   17.89   17.68   17.88   17.88   18.18   17.33
------------------------------------------------------------------------------
10 years        303.51  280.54  273.71  273.71  274.33  274.33  283.49  269.97
Annual average   14.97   14.30   14.09   14.09   14.11   14.11   14.39   13.98
------------------------------------------------------------------------------
Annual average
(life of fund)   11.43   11.23   10.39   10.39   10.59   10.59   10.68   10.56
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/00

                                             MSCI
                        MSCI              All-Country             Consumer
                    World Index*       World Free Index*        price index
---------------------------------------------------------------------------
1 year                 1.09%                 0.80%                 3.45%
---------------------------------------------------------------------------
5 years               97.65                 93.05                 13.14
Annual average        14.59                 14.05                  2.50
---------------------------------------------------------------------------
10 years             224.56                228.38                 30.26
Annual average        12.49                 12.62                  2.68
---------------------------------------------------------------------------
Annual average
(life of fund)           --*                   --*                 5.09
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The inception dates of these indexes were after the fund's inception.
 The inception date of the MSCI World Index was 12/31/69. The inception date of the MSCI All-Country World Free Index was 12/31/87.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 10/31/90

                              MSCI All-Country
              Fund's class A     World Free         MSCI      Consumer price
Date           shares at POP        Index       World Index       index

10/31/90          9,425            10,000         10,000          10,000
10/31/91         10,987            11,716         11,575          10,292
10/31/92         10,822            11,240         10,970          10,622
10/31/93         14,027            14,415         13,932          10,914
10/31/94         15,235            15,761         14,998          11,199
10/31/95         16,094            17,010         16,420          11,513
10/31/96         18,686            19,706         19,096          11,858
10/31/97         21,750            22,872         22,299          12,105
10/31/98         24,583            25,852         25,701          12,277
10/31/99         34,670            32,579         32,105          12,592
10/31/00        $38,054           $32,838        $32,456         $13,026

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $37,371 and $37,433, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $38,349 ($36,997 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 10/31/00

                  Class A         Class B         Class C         Class M
-----------------------------------------------------------------------------
Distributions
(number)             1               1               1               1
-----------------------------------------------------------------------------
Income              $--             $--             $--             $--
-----------------------------------------------------------------------------
Capital gains
  Long-term        1.059           1.059           1.059           1.059
-----------------------------------------------------------------------------
  Short-term       0.747           0.747           0.747           0.747
-----------------------------------------------------------------------------
  Total           $1.806          $1.806          $1.806          $1.806
-----------------------------------------------------------------------------
Share value:    NAV     POP         NAV             NAV         NAV     POP
-----------------------------------------------------------------------------
10/31/99      $15.07  $15.99      $14.43          $14.98      $14.90  $15.44
-----------------------------------------------------------------------------
10/31/00       15.01   15.93       14.20           14.80       14.75   15.28
-----------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 9/30/00 (most recent calendar quarter)

                   Class A          Class B         Class C        Class M
(inception dates)  (9/1/67)        (4/27/92)       (2/1/99)        (3/1/95)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year           25.07%  17.84%  24.14%  19.14%  24.11%  23.11%  24.51%  20.12%
------------------------------------------------------------------------------
5 years         144.64  130.49  135.53  133.53  135.54  135.54  138.55  130.22
Annual average   19.59   18.18   18.69   18.49   18.69   18.69   18.99   18.15
------------------------------------------------------------------------------
10 years        344.08  318.76  310.93  310.93  311.72  311.72  321.92  306.90
Annual average   16.08   15.40   15.18   15.18   15.20   15.20   15.48   15.07
------------------------------------------------------------------------------
Life of fund
Annual average   11.62   11.42   10.58   10.58   10.78   10.78   10.86   10.74
------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International (MSCI) All-Country World Free Index* is an unmanaged list of global equity securities available to non-domestic investors, with all values expressed in U.S. dollars.

The MSCI World Index* is a market-capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe, and the Asia/Pacific Region with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund wil differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Global Growth Fund

We have audited the accompanying statement of assets and liabilities of Putnam Global Growth Fund, including the fund's portfolio, as of October 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended October 31, 1998 were audited by other auditors whose report dated December 10, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Global Growth Fund as of October 31, 2000, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                                       KPMG  LLP
Boston, Massachusetts
November 28, 2000



THE FUND'S PORTFOLIO
October 31, 2000

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
Belgium (0.1%)
-------------------------------------------------------------------------------------------------------------------
             31,550 Dexia                                                                            $    4,799,583

Brazil (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,428,500 Companhia de Bebidas das Americas ADR                                                32,230,531

Canada (1.3%)
-------------------------------------------------------------------------------------------------------------------
          2,430,100 Bombardier, Inc.                                                                     38,119,528
          1,340,000 Nortel Networks Corp.                                                                60,645,795
                                                                                                      -------------
                                                                                                         98,765,323

Finland (1.3%)
-------------------------------------------------------------------------------------------------------------------
          2,496,884 Nokia Oyj AB                                                                        102,610,135

France (8.7%)
-------------------------------------------------------------------------------------------------------------------
            234,532 Altran Technologies S.A.                                                             47,882,698
            241,800 Dassault Systemes S.A.                                                               18,412,556
            528,675 Groupe Danone                                                                        73,838,980
          1,175,800 Havas Advertising S.A.                                                               18,923,355
            776,500 L'Oreal S.A.                                                                         59,227,538
          3,144,660 Sanofi-Synthelabo S.A.                                                              165,236,160
          1,105,376 Societe Television Francaise (T.F.1)                                                 60,236,636
            887,044 STMicroelectronics N.V.                                                              44,692,714
          1,370,025 Total Fina Elf S.A.                                                                 195,760,817
                                                                                                      -------------
                                                                                                        684,211,454

Germany (0.6%)
-------------------------------------------------------------------------------------------------------------------
            568,507 Consors Discount Broker AG (NON)                                                     45,193,748

Ireland (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,133,700 Elan Corp. PLC ADR (NON)                                                             58,881,544

Italy (2.2%)
-------------------------------------------------------------------------------------------------------------------
          2,769,500 Banca Fideuram SpA                                                                   42,530,381
         16,549,270 BiPop-Carire SpA (REL) (RES)                                                        130,717,719
                                                                                                      -------------
                                                                                                        173,248,100

Japan (4.6%)
-------------------------------------------------------------------------------------------------------------------
             82,800 Keyence Corp                                                                         25,709,104
            326,400 Murata Manufacturing Co., Ltd.                                                       39,043,634
              6,335 NTT DoCoMo                                                                          156,083,074
          2,079,000 Sumitomo Electric Industries, Ltd.                                                   38,369,527
          1,482,000 Takeda Chemical Industries                                                           97,596,446
                                                                                                      -------------
                                                                                                        356,801,785

Netherlands (4.0%)
-------------------------------------------------------------------------------------------------------------------
          4,364,800 Aegon N.V.                                                                          173,121,062
          2,184,500 ASM Lithography Holding N.V. (NON)                                                   59,632,426
            218,100 Gucci Group N.V.                                                                     21,256,571
            917,700 ING Groep N.V.                                                                       62,935,591
                                                                                                      -------------
                                                                                                        316,945,650

Singapore (0.6%)
-------------------------------------------------------------------------------------------------------------------
         10,842,000 Chartered Semiconductor Manufacturing, Ltd. (NON)                                    46,951,111

Sweden (1.1%)
-------------------------------------------------------------------------------------------------------------------
          3,442,314 Securitas AB Class B                                                                 73,211,471
            915,102 Skandia Forsakrings AB                                                               15,487,747
                                                                                                      -------------
                                                                                                         88,699,218

Switzerland (0.8%)
-------------------------------------------------------------------------------------------------------------------
             49,253 Swatch Group AG Class B                                                              65,210,358

Taiwan (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,296,886 United Microelectronics Corp. ADR (NON)                                              60,252,078

United Kingdom (10.1%)
-------------------------------------------------------------------------------------------------------------------
          9,425,550 ARM Holdings PLC (NON)                                                               93,051,292
          2,229,000 AstraZeneca Group PLC                                                               104,460,088
          7,610,000 Capita Group PLC                                                                     58,003,040
         13,377,600 Energis PLC (NON)                                                                   114,490,330
          2,204,770 Logica PLC                                                                           65,266,047
            945,500 Pearson PLC                                                                          25,380,796
         79,388,092 Vodafone Group PLC                                                                  330,495,525
                                                                                                      -------------
                                                                                                        791,147,118

United States (61.1%)
-------------------------------------------------------------------------------------------------------------------
          1,248,000 AFLAC, Inc.                                                                          91,182,000
            670,400 Amdocs, Ltd. (NON)                                                                   43,450,300
          2,263,093 America Online, Inc. (NON)                                                          114,127,780
          1,840,200 American Express Co.                                                                110,412,000
            941,712 American International Group, Inc.                                                   92,287,776
          1,744,500 Anheuser-Busch Cos., Inc.                                                            79,810,875
            436,350 Applied Micro Circuits Corp. (NON)                                                   33,353,503
          2,575,950 Bank of New York Company, Inc.                                                      148,278,122
            869,370 BEA Systems, Inc. (NON)                                                              62,377,298
          4,348,571 Cisco Systems, Inc. (NON)                                                           234,279,263
          2,305,866 Citigroup, Inc.                                                                     121,346,198
            708,500 Comerica, Inc.                                                                       42,731,406
          1,079,225 Corning, Inc.                                                                        82,560,713
            482,100 El Paso Energy Corp.                                                                 30,221,644
          1,569,748 EMC Corp. (NON)                                                                     139,805,681
          1,267,700 ExxonMobil Corp.                                                                    113,062,994
            719,800 Fifth Third Bancorp                                                                  36,979,725
          2,416,700 Freddie Mac (FHLMC)                                                                 145,002,000
            770,050 Genentech, Inc. (NON)                                                                63,529,125
          5,704,159 General Electric Co.                                                                312,659,215
          1,502,500 Goldman Sachs Group, Inc.                                                           149,968,281
            319,350 I2 Technologies, Inc. (NON)                                                          54,289,500
          1,943,600 Intel Corp.                                                                          87,462,000
          1,279,725 JDS Uniphase Corp. (NON)                                                            104,217,605
            977,500 Johnson & Johnson                                                                    90,052,188
            316,050 Juniper Networks, Inc. (NON)                                                         61,629,750
            999,776 Linear Technology Corp.                                                              64,548,038
          1,086,200 Maxim Integrated Products, Inc. (NON)                                                72,028,638
            739,700 Medtronic, Inc.                                                                      40,174,956
            753,600 Merck & Co., Inc.                                                                    67,776,900
          1,132,528 Microsoft Corp. (NON)                                                                78,002,866
            853,500 Morgan Stanley Dean Witter & Co.                                                     68,546,719
          3,042,100 Nextel Communications, Inc. Class A (NON)                                           116,930,719
            879,000 Omnicom Group, Inc.                                                                  81,087,750
            780,900 PepsiCo, Inc.                                                                        37,824,844
          1,008,600 Pharmacia Corp.                                                                      55,473,000
            164,750 PMC - Sierra, Inc. (NON)                                                             27,925,125
            543,200 QUALCOMM, Inc. (NON)                                                                 35,367,413
          1,339,600 SBC Communications, Inc.                                                             77,278,175
          1,438,850 Schering-Plough Corp.                                                                74,370,559
          2,478,325 Schwab (Charles) Corp.                                                               87,051,166
            358,800 Siebel Systems, Inc. (NON)                                                           37,651,575
          1,883,100 Southwest Airlines Co.                                                               53,668,350
          1,678,700 Sprint Corp. (PCS Group) (NON)                                                       64,000,438
          1,062,825 State Street Corp.                                                                  132,576,791
          1,520,300 Sun Microsystems, Inc. (NON)                                                        168,563,263
          1,916,700 Sysco Corp.                                                                         100,027,781
            471,300 Time Warner, Inc.                                                                    35,776,383
          1,010,800 Transocean Sedco Forex, Inc.                                                         53,572,400
          1,386,400 Tyco International, Ltd.                                                             78,591,550
          1,948,500 United Parcel Service, Inc. Class B                                                 118,371,373
            378,000 VeriSign, Inc. (NON)                                                                 49,896,000
            364,475 Veritas Software Corp. (NON)                                                         51,396,670
          1,050,461 Viacom, Inc. Class B (NON)                                                           59,744,969
            560,700 Xilinx, Inc. (NON)                                                                   40,615,706
          1,938,650 Yahoo!, Inc. (NON)                                                                  113,653,358
                                                                                                     --------------
                                                                                                      4,787,570,417
                                                                                                     --------------
                    Total Common Stocks (cost $6,488,432,052)                                        $7,713,518,153

PREFERRED STOCKS (1.4%) (a) (cost 45,581,588)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            832,233 Marschollek, Lautenschlaeger und Partner AG
                    DEM 3.05 pfd.                                                                    $  112,145,477

SHORT-TERM INVESTMENTS (2.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   89,600,000 UBS Finance effective yield of 6.65%, November 1, 2000                           $   89,583,449
         36,020,000 Wal-Mart Stores, Inc. effective yield of 6.55%,
                    November 3, 2000                                                                     36,000,339
         80,442,000 Interest in $800,000,000 joint repurchase agreement dated
                    October 31, 2000, with S.B.C. Warburg Inc. due
                    November 1, 2000, with respect to various U.S.
                    Government obligations -- maturity value of
                    $80,456,770 for an effective yield of 6.61%                                          80,442,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $206,025,788)                                 $  206,025,788
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,740,039,428) (b)                                      $8,031,689,418
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $7,835,406,747.

  (b) The aggregate identified cost on a tax basis is $6,823,373,081, resulting in gross unrealized appreciation and depreciation of $1,562,127,191 and $353,810,854, respectively, or net unrealized appreciation of $1,208,316,337.

(NON) Non-income-producing security.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam
      Investment Management, Inc.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2000, was $130,717,719 or 1.7% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at October 31, 2000, (as a percentage of net assets):

         Financial               13.5%
         Telecommunications      11.0

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
October 31, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,740,039,428) (Note 1)                                    $8,031,689,418
-------------------------------------------------------------------------------------------
Cash                                                                                  1,838
-------------------------------------------------------------------------------------------
Foreign cash (cost $21,435)                                                          33,212
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                 2,094,547
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           12,860,003
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  110,010,688
-------------------------------------------------------------------------------------------
Total assets                                                                  8,156,689,706

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                244,264,344
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       57,720,024
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     13,046,079
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        2,665,847
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       105,176
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         11,262
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,842,248
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              627,979
-------------------------------------------------------------------------------------------
Total liabilities                                                               321,282,959
-------------------------------------------------------------------------------------------
Net assets                                                                   $7,835,406,747

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $5,544,512,659
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          999,161,044
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  1,291,733,044
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $7,835,406,747

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($5,574,968,425 divided by 371,311,639 shares)                                       $15.01
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.01)*                              $15.93
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,812,160,719 divided by 127,660,959 shares)**                                     $14.20
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($83,668,941 divided by 5,652,405 shares)**                                          $14.80
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($85,216,857 divided by 5,777,355 shares)                                            $14.75
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.75)*                              $15.28
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($279,391,805 divided by 18,223,719 shares)                                          $15.33
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended October 31, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,885,260)                                   $ 27,462,969
-------------------------------------------------------------------------------------------
Interest                                                                          7,751,752
-------------------------------------------------------------------------------------------
Total investment income                                                          35,214,721

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 52,920,117
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                   14,352,688
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    87,101
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     34,266
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            14,730,824
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            22,702,484
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               586,945
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               729,542
-------------------------------------------------------------------------------------------
Other                                                                             2,737,695
-------------------------------------------------------------------------------------------
Total expenses                                                                  108,881,662
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (2,435,371)
-------------------------------------------------------------------------------------------
Net expenses                                                                    106,446,291
-------------------------------------------------------------------------------------------
Net investment loss                                                             (71,231,570)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                              1,118,228,225
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                       2,353,616
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year                                                1,373,177
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                     (509,591,766)
-------------------------------------------------------------------------------------------
Net gain on investments                                                         612,363,252
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $541,131,682
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                         Year ended October 31
                                                                 ---------------------------------
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (71,231,570) $   (37,197,669)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                    1,120,581,841      832,462,063
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies         (508,218,589)   1,127,783,290
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  541,131,682    1,923,047,684
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                                     --      (12,641,971)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --         (427,765)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (520,018,235)     (85,069,926)
--------------------------------------------------------------------------------------------------
   Class B                                                           (255,061,013)     (52,122,170)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,755,243)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (9,367,009)      (1,534,321)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (25,352,554)      (1,818,004)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,438,269,404      170,921,093
--------------------------------------------------------------------------------------------------
Total increase in net assets                                        1,166,847,032    1,940,354,620

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   6,668,559,715    4,728,205,095
--------------------------------------------------------------------------------------------------
End of year (including distributions in
excess of net investment income of $-- and
$34,223,643, respectively)                                         $7,835,406,747   $6,668,559,715
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended October 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.07       $11.01       $12.00       $11.10       $10.13
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(b)         (.11)        (.05)          --          .04          .09
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.86         4.48         1.23         1.68         1.47
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.75         4.43         1.23         1.72         1.56
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --         (.05)        (.26)        (.27)        (.18)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.37)       (2.22)        (.82)        (.59)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.01       $15.07       $11.01       $12.00       $11.10
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.76        41.04        13.02        16.40        16.10
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $5,574,968   $4,254,993   $2,882,999   $2,628,933   $2,186,426
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.07         1.10         1.18         1.24         1.27
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.63)        (.39)        (.01)         .31          .84
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.94       165.64       162.35       154.98        72.88
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended October 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.43       $10.59       $11.62       $10.78        $9.86
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(b)         (.23)        (.14)        (.08)        (.05)         .01
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.81         4.30         1.18         1.64         1.43
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.58         4.16         1.10         1.59         1.44
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.17)        (.20)        (.11)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.32)       (2.13)        (.75)        (.52)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.20       $14.43       $10.59       $11.62       $10.78
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  8.95        40.00        12.13        15.54        15.25
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,812,161   $2,072,050   $1,732,139   $1,664,215   $1,327,246
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.82         1.85         1.93         1.99         2.02
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)              (1.39)       (1.14)        (.75)        (.45)         .09
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.94       165.64       162.35       154.98        72.88
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------------------------
                                                For the period
Per-share                           Year ended   Feb. 1, 1999+
operating performance                 Oct. 31     to Oct. 31
--------------------------------------------------------------
                                        2000         1999
--------------------------------------------------------------
Net asset value,
beginning of period                   $14.98       $12.97
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (loss)(b)         (.22)        (.10)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.85         2.11
--------------------------------------------------------------
Total from
investment operations                   1.63         2.01
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net
investment income                         --           --
--------------------------------------------------------------
From net realized gain
on investments                         (1.81)          --
--------------------------------------------------------------
Total distributions                    (1.81)          --
--------------------------------------------------------------
Net asset value,
end of period                         $14.80       $14.98
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(a)                  8.95        15.50*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $83,669      $19,269
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.82         1.38*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.34)        (.83)*
--------------------------------------------------------------
Portfolio turnover (%)                156.94       165.64
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended October 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.90       $10.90       $11.90       $11.05       $10.09
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(b)         (.19)        (.11)        (.06)        (.02)         .03
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.85         4.43         1.22         1.66         1.47
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.66         4.32         1.16         1.64         1.50
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --         (.20)        (.24)        (.13)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.32)       (2.16)        (.79)        (.54)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.75       $14.90       $10.90       $11.90       $11.05
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  9.22        40.34        12.48        15.72        15.54
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $85,217      $76,537      $50,700      $43,662      $24,179
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.57         1.60         1.68         1.74         1.80
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)              (1.13)        (.89)        (.50)        (.21)         .32
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.94       165.64       162.35       154.98        72.88
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended October 31
-----------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $15.32       $11.20       $12.17       $11.24       $10.25
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(b)         (.07)        (.02)         .03          .08          .12
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                     1.89         4.54         1.25         1.70         1.48
-----------------------------------------------------------------------------------------------------
Total from
investment operations                   1.82         4.52         1.28         1.78         1.60
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --         (.08)        (.29)        (.30)        (.20)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.81)        (.32)       (1.96)        (.55)        (.41)
-----------------------------------------------------------------------------------------------------
Total distributions                    (1.81)        (.40)       (2.25)        (.85)        (.61)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.33       $15.32       $11.20       $12.17       $11.24
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 10.08        41.19        13.35        16.75        16.39
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $279,392     $245,711      $62,367      $47,000      $66,708
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .82          .85          .93          .99         1.02
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.38)        (.13)         .24          .69         1.09
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                156.94       165.64       162.35       154.98        72.88
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
October 31, 2000

Note 1
Significant accounting policies

Putnam Global Growth Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing mainly in common stocks of companies worldwide.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended October 31, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended October 31, 2000, the fund reclassified $105,455,213 to decrease accumulated net investment loss and $4,097,560 to increase paid-in-capital, with a decrease to accumulated net realized gains of $109,552,773. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of the next $5 billion, 0.52% of the next $5 billion, 0.51% of the next $5 billion, 0.50% of the next $5 billion, 0.49% of the next $5 billion, 0.48% of the next $8.5 billion and 0.47% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 2000, fund expenses were reduced by $2,435,371 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,854 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,709,373 and $41,504 from the sale of class A and class M shares, respectively, and received $1,664,779 and $20,812 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 2000, Putnam Retail Management, Inc., acting as underwriter received $95,915 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended October 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $13,826,818,455 and $13,121,274,980, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                154,018,967      $2,664,393,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               27,923,839         494,531,040
---------------------------------------------------------------------------
                                           181,942,806       3,158,924,896

Shares
repurchased                                (92,933,713)     (1,582,357,234)
---------------------------------------------------------------------------
Net increase                                89,009,093      $1,576,567,662
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 93,924,759      $1,228,849,004
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,629,169          93,152,893
---------------------------------------------------------------------------
                                           101,553,928       1,322,001,897

Shares
repurchased                                (81,005,561)     (1,056,235,434)
---------------------------------------------------------------------------
Net increase                                20,548,367      $  265,766,463
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 36,814,299     $   605,449,981
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               14,162,845         238,785,562
---------------------------------------------------------------------------
                                            50,977,144         844,235,543

Shares
repurchased                                (66,939,763)     (1,098,583,395)
---------------------------------------------------------------------------
Net decrease                               (15,962,619)    $  (254,347,852)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 32,374,239       $ 400,904,692
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,156,972          48,885,999
---------------------------------------------------------------------------
                                            36,531,211         449,790,691

Shares
repurchased                                (56,458,220)       (706,424,289)
---------------------------------------------------------------------------
Net decrease                               (19,927,009)      $(256,633,598)
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  5,579,732         $94,123,061
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  140,663           2,472,859
---------------------------------------------------------------------------
                                             5,720,395          96,595,920

Shares
repurchased                                 (1,354,039)        (21,788,968)
---------------------------------------------------------------------------
Net increase                                 4,366,356         $74,806,952
---------------------------------------------------------------------------

                                           For the period February 1, 1999
                                           (commencement of operations) to
                                                          October 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,355,459         $17,881,229
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,355,459          17,881,229

Shares
repurchased                                    (69,410)           (924,256)
---------------------------------------------------------------------------
Net increase                                 1,286,049         $16,956,973
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,622,443         $44,479,069
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  514,622           8,995,590
---------------------------------------------------------------------------
                                             3,137,065          53,474,659

Shares
repurchased                                 (2,495,403)        (41,907,225)
---------------------------------------------------------------------------
Net increase                                   641,662         $11,567,434
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,899,037         $49,882,997
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  121,972           1,478,302
---------------------------------------------------------------------------
                                             4,021,009          51,361,299

Shares
repurchased                                 (3,535,004)        (45,298,074)
---------------------------------------------------------------------------
Net increase                                   486,005         $ 6,063,225
---------------------------------------------------------------------------

                                               Year ended October 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,277,364        $159,090,428
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,405,172          25,352,554
---------------------------------------------------------------------------
                                            10,682,536         184,442,982

Shares
repurchased                                 (8,492,405)       (154,767,774)
---------------------------------------------------------------------------
Net increase                                 2,190,131        $ 29,675,208
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,118,267        $174,297,460
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  181,284           2,245,769
---------------------------------------------------------------------------
                                            13,299,551         176,543,229

Shares
repurchased                                 (2,836,139)        (37,775,199)
---------------------------------------------------------------------------
Net increase                                10,463,412        $138,768,030
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,011,100,965 as capital gain, for its taxable year ended October 31, 2000.

The fund has designated 9.53% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Robert J. Swift
Vice President and Fund Manager

Lisa H. Svensson
Vice President and Fund Manager

Kelly A. Morgan
Vice President and Fund Manager

Stephen P. Dexter
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Global Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN006-66564  005/882/907/513  12/00



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Global Growth Fund
Supplement to annual Report dated 10/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 10/31/00

                                                            NAV
1 year                                                     10.08%
5 years                                                   139.37
Annual average                                             19.07
10 years                                                  313.20
Annual average                                             15.24
Life of fund (since class A inception, 9/1/67)
Annual average                                             11.51

Share value:                                                NAV
10/31/99                                                  $15.32
10/31/00                                                  $15.33
----------------------------------------------------------------------------
Distributions:      No.      Income          Capital gains         Total
                     1         --                $1.806           $1.806
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.